Other long-term assets and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Refundable value added tax on import	$ 15,449	$ 0
Total other long-term assets	$ 15,449	$ 0